                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-21914
                                   ------------


                 RIVERSOURCE SHORT-TERM INVESTMENTS SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota            55474
--------------------------------------------------------------------------------
          (Address of principal executive offices)                    (Zip code)


  Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                    -----------------

Date of fiscal year end:      7/31
                         --------------
Date of reporting period:     1/31
                         --------------

    Semiannual Report

                                                         RIVERSOURCE [LOGO](R)
                                                               INVESTMENTS

    RIVERSOURCE(R)
    SHORT-TERM CASH FUND

    SEMIANNUAL REPORT FOR
    THE PERIOD ENDED
    JAN. 31, 2007

>   RIVERSOURCE SHORT-TERM
    CASH FUND SEEKS TO PROVIDE
    SHAREHOLDERS WITH MAXIMUM
    CURRENT INCOME CONSISTENT
    WITH LIQUIDITY AND STABILITY
    OF PRINCIPAL.

    --------------------------------------------------------------------------
    Shares of the Fund are issued solely in private placement transactions that do not involve any public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the 1933 Act). Investments in the Fund may be made only by investment companies, common or commingled trust funds or similar organizations or persons that are accredited investors within the meaning of the 1933 Act.
    --------------------------------------------------------------------------

TABLE OF CONTENTS

Fund Snapshot ..........................................................    3

Fund Expenses Example ..................................................    4

Investments in Securities ..............................................    5

Financial Statements ...................................................    8

Notes to Financial Statements ..........................................   10

Proxy Voting ...........................................................   16

Approval of the Investment
   Management Services Agreement .......................................   16


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2 RIVERSOURCE SHORT-TERM CASH FUND - 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT JAN. 31, 2007

SECTOR BREAKDOWN

Percentage of portfolio assets

Commercial Paper                               88.2%
Certificates of Deposit                         2.8%         [PIE CHART]
Floating Rate Notes                             9.0%


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RIVERSOURCE SHORT-TERM CASH FUND - 2007 SEMIANNUAL REPORT 3

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs: which may include custodian fees and other nonadvisory expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2007.

ACTUAL EXPENSES

The actual expenses are not presented because the Fund does not have a full six months of history. When available, the first line of the table will provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                   BEGINNING        ENDING         EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                                  AUG. 1, 2006   JAN. 31, 2007   THE PERIOD(a)   EXPENSE RATIO
Actual(b)                               N/A              N/A           N/A            N/A
Hypothetical
(5% return before expenses)          $1,000        $1,025.16         $0.05           0.01%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b) The actual values and expenses paid are not presented because the Fund does not have a full six months of history. The inception date of the Fund is Sept. 26, 2006.


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4 RIVERSOURCE SHORT-TERM CASH FUND - 2007 SEMIANNUAL REPORT

INVESTMENTS IN SECURITIES

JAN. 31, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

CERTIFICATES OF DEPOSIT (2.8%)

ISSUER                                EFFECTIVE       AMOUNT            VALUE(a)
                                        YIELD       PAYABLE AT
                                                     MATURITY
Societe Generale NY
   02-01-07                              5.29%     $ 83,400,000      $83,400,000
--------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $83,400,000)                                                  $83,400,000
--------------------------------------------------------------------------------

COMMERCIAL PAPER (97.3%)

ISSUER                                EFFECTIVE       AMOUNT            VALUE(a)
                                        YIELD       PAYABLE AT
                                                     MATURITY
ASSET-BACKED (71.0%)
Alpine Securitization
   02-01-07                              5.30%     $ 30,000,000(c)   $30,000,000
Amstel Funding
   02-05-07                              4.20        80,000,000(c)    79,953,333
Amsterdam Funding
   02-12-07                              4.83        27,000,000(c)    26,956,605
BA Credit Card Trust
   02-26-07                              5.07        30,000,000(c)    29,890,521
   03-12-07                              5.16        25,000,000(c)    24,857,542
   03-14-07                              5.17        25,000,000(c)    24,850,236
   04-05-07                              5.22        30,000,000(c)    29,724,375
Bryant Park Funding LLC
   02-23-07                              5.05        29,913,000(c)    29,816,755
CAFCO LLC
   04-27-07                              5.23        50,000,000(c)    49,382,569
CC (USA)
   03-09-07                              5.14        52,000,000       51,727,000
   05-02-07                              5.25        57,500,000       56,747,469
CHARTA LLC
   03-01-07                              5.11       100,000,000(c)    99,590,110
Cheyne Finance LLC
   05-11-07                              5.26        30,000,000       29,568,113
   10-02-07                              5.33        50,000,000(b)    49,999,168
Citibank Credit Card Issue Trust (Dakota Nts)
   02-06-07                              4.38        80,000,000(c)    79,941,667
   03-09-07                              5.14        30,000,000(c)    29,842,500
Cullinan Finance
   02-01-07                              5.30        40,000,000       40,000,000

COMMERCIAL PAPER (CONTINUED)

ISSUER                                EFFECTIVE       AMOUNT            VALUE(a)
                                        YIELD       PAYABLE AT
                                                     MATURITY
ASSET-BACKED (CONT.)
Deer Valley Funding LLC
   02-12-07                              4.84%     $ 50,000,000      $49,919,486
   02-27-07                              5.10        50,000,000       49,809,514
Dorada Finance
   04-11-07                              5.21        36,000,000       35,639,130
   04-13-07                              5.21        22,000,000       21,773,076
Ebury Finance LLC
   02-01-07                              5.31       100,000,000       99,999,999
Five Finance
   03-19-07                              5.18        26,244,000       26,067,779
   04-16-07                              5.23        25,000,000       24,730,722
   04-23-07                              5.23        29,000,000       28,658,743
Galaxy Funding
   04-09-07                              5.21        18,000,000(c)    17,824,460
   04-12-07                              5.22        50,000,000(c)    49,490,556
   04-19-07                              5.24        40,000,000(c)    39,551,261
Gemini Securitization
   02-08-07                              4.62        50,000,000(c)    49,948,764
Grampian Funding LLC
   02-02-07                              2.63        89,000,000(c)    88,987,020
K2 (USA) LLC
   04-25-07                              5.24        36,800,000       36,355,839
Nelnet Student Asset Funding LLC
   02-13-07                              4.88        50,000,000       49,912,000
   02-14-07                              4.91        51,262,000       51,164,260
Nieuw Amsterdam
   02-05-07                              4.22        72,900,000(c)    72,857,313
   02-20-07                              5.02        40,000,000(c)    39,888,850
Park Avenue Receivables
   02-20-07                              5.02        50,000,000       49,861,063
Scaldis Capital LLC
   02-07-07                              4.51        50,000,000(c)    49,956,167
   02-12-07                              4.82        40,000,000(c)    39,935,833
   04-02-07                              5.20        25,000,000(c)    24,781,667
Sedna Finance
   04-20-07                              5.24        20,000,000       19,772,717
   10-02-07                              5.33        50,000,000(b)    49,998,336

See accompanying notes to investments in securities.


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RIVERSOURCE SHORT-TERM CASH FUND - 2007 SEMIANNUAL REPORT 5

ISSUER                             EFFECTIVE       AMOUNT               VALUE(a)
                                     YIELD       PAYABLE AT
                                                  MATURITY
ASSET-BACKED (CONT.)
Sigma Finance
   03-29-07                           5.19%     $ 52,000,000      $   51,576,142
   05-10-07                           5.24        50,000,000          49,289,500
Solitaire Funding LLC
   04-17-07                           5.23        89,500,000(c)       88,522,438
White Pine Finance LLC
   02-08-07                           4.62        50,000,000          49,948,764
   02-14-07                           4.90        25,700,000          25,651,138
                                                                  --------------
Total                                                              2,094,720,500
--------------------------------------------------------------------------------

AUTOMOTIVE (2.5%)
America Honda Finance
   01-28-08                           5.32        75,000,000(b)       75,000,000
--------------------------------------------------------------------------------

BANKING (10.2%)
Bank of America
   04-03-07                           5.19        60,000,000          59,468,283
DEPFA Bank
   04-16-07                           5.23       100,000,000(c)       98,922,889
Swedbank
   04-24-07                           5.23       100,000,000          98,808,039
Svenska Handelsbanken
   04-19-07                           5.23        45,500,000          44,990,046
                                                                  --------------
Total                                                                302,189,257
--------------------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)

ISSUER                             EFFECTIVE       AMOUNT               VALUE(a)
                                     YIELD       PAYABLE AT
                                                  MATURITY
BROKERAGE (10.6%)
Bear Stearns Companies
   02-13-07                           4.85%     $100,000,000      $   99,825,000
Credit Suisse (USA)
   02-07-07                           4.50       100,000,000(c)       99,912,667
Morgan Stanley
   05-01-07                           5.25        35,000,000          34,546,594
   05-07-07                           5.25        50,000,000          49,309,931
   06-08-07                           5.28        30,000,000          29,447,550
                                                                  --------------
Total                                                                313,041,742
--------------------------------------------------------------------------------

LIFE INSURANCE (3.0%)
MetLife Global Funding I
   02-22-08                           5.35        90,000,000(b)       90,000,000
--------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $2,874,951,499)                                            $2,874,951,499
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,958,351,499)(d)                                         $2,958,351,499
================================================================================

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

6 RIVERSOURCE SHORT-TERM CASH FUND - 2007 SEMIANNUAL REPORT

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2007. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors.
      These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2007, the value of these securities amounted to $1,295,386,098 or 43.8% of net assets.

(d) Also represents the cost of securities for federal income tax purposes at Jan. 31, 2007.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, is available upon request by calling (888) 791-3380.


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RIVERSOURCE SHORT-TERM CASH FUND - 2007 SEMIANNUAL REPORT 7

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

JAN. 31, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
   (identified cost $2,958,351,499)                           $  2,958,351,499
Cash in bank on demand deposit                                          66,732
Accrued interest receivable                                            616,130
--------------------------------------------------------------------------------
Total assets                                                     2,959,034,361
--------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                    3,676,727
Other accrued expenses                                                  31,696
--------------------------------------------------------------------------------
Total liabilities                                                    3,708,423
--------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock            $  2,955,325,938
================================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                      $     29,553,259
Additional paid-in capital                                       2,925,772,679
--------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
capital stock                                                 $  2,955,325,938
================================================================================
Shares outstanding                                               2,955,325,938
--------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock        $           1.00
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD FROM SEPT. 26, 2006* TO JAN. 31, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest                                                      $     59,213,203
--------------------------------------------------------------------------------
Expenses (Note 2):
Custodian fees                                                          69,100
Audit fees                                                               7,000
Other                                                                    9,897
--------------------------------------------------------------------------------
Total expenses                                                          85,997
   Earnings and bank fee credits on cash balances (Note 2)                (640)
--------------------------------------------------------------------------------
Total net expenses                                                      85,357
--------------------------------------------------------------------------------
Investment income (loss) -- net                                     59,127,846
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                    $     59,127,846
================================================================================

*     Date the Fund became available.

See accompanying notes to financial statements.


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8 RIVERSOURCE SHORT-TERM CASH FUND - 2007 SEMIANNUAL REPORT

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD FROM SEPT. 26, 2006* TO JAN. 31, 2007 (UNAUDITED)

OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $     59,127,846
--------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                           (59,127,846)
--------------------------------------------------------------------------------
Total distributions                                                (59,127,846)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS AT CONSTANT $1 NET ASSET VALUE
Proceeds from sales of shares                                   15,696,600,357
Net asset value of shares issued in reinvestment of
   distributions                                                    55,449,361
Payments for redemptions of shares                             (12,796,823,780)
--------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
transactions                                                     2,955,225,938
--------------------------------------------------------------------------------
Total increase (decrease) in net assets                          2,955,225,938
Net assets at beginning of period (Note 1)                             100,000**
--------------------------------------------------------------------------------
Net assets at end of period                                   $  2,955,325,938
================================================================================

 *    Date the Fund became available.

**    Initial capital of $100,000 was contributed on Sept. 7, 2006.

See accompanying notes to financial statements.


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RIVERSOURCE SHORT-TERM CASH FUND - 2007 SEMIANNUAL REPORT 9

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Jan. 31, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Short Term Investments Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Short Term Investments Series, Inc. has 100 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in money market instruments. On Sept. 7, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) invested $100,000, which represented the initial capital at $1 per share.

Investments in the Fund may be made only by investment companies, common or commingled trust funds or similar organizations or persons that are accredited investors within the meaning of the Securities Act of 1933 (as amended).

The Fund's significant accounting policies are summarized below:

At Jan. 31, 2007, Ameriprise Financial and the affiliated RiverSource Funds owned 100% of the Fund's outstanding shares.

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


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10 RIVERSOURCE SHORT-TERM CASH FUND - 2007 SEMIANNUAL REPORT

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required. The Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.


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RIVERSOURCE SHORT-TERM CASH FUND - 2007 SEMIANNUAL REPORT 11

2. EXPENSES

RiverSource Investments, LLC is the investment manager for the Fund. Under the Investment Management Services Agreement, the investment manager, subject to the policies set by the Board, provides investment management services. The Fund does not pay the investment manager a fee for services, but it does pay taxes, brokerage commissions and nonadvisory expenses.

The Fund does not pay additional compensation to the Board members. Compensation and certain other core expenses are paid directly by the other RiverSource funds that invest in this Fund.

During the period ended Jan. 31, 2007, the Fund's custodian fees were reduced by $640 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities aggregated $45,522,012,499 and $42,563,661,000, respectively, for the period from Sept. 26, 2006 (date the Fund became available) to Jan. 31, 2007. Realized gains and losses are determined on an identified cost basis.

4. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowings under the facility outstanding during the period ended Jan. 31, 2007.


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12 RIVERSOURCE SHORT-TERM CASH FUND - 2007 SEMIANNUAL REPORT

5. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to our motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Discovery is currently set to end in March 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to


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RIVERSOURCE SHORT-TERM CASH FUND - 2007 SEMIANNUAL REPORT 13
complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


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14 RIVERSOURCE SHORT-TERM CASH FUND - 2007 SEMIANNUAL REPORT

6. FINANCIAL HIGHLIGHTS

The table below show certain important financial information for evaluating the Fund's results.

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July. 31,                                            2007(b)
Net asset value, beginning of period                                 $  1.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .02
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.02)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $  1.00
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                              $ 2,955
--------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                         .01%(d)
--------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       5.40%(d)
--------------------------------------------------------------------------------
Total return(e)                                                         1.89%(f)
--------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Sept. 26, 2006 (date the Fund became available) to Jan. 31, 2007 (Unaudited).

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE SHORT-TERM CASH FUND - 2007 SEMIANNUAL REPORT 15

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Beginning in 2007, information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

APPROVAL OF THE INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments, LLC (RiverSource Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to the Fund. Under an investment management services agreement (the IMS Agreement), the investment manager provides investment advice and other services to the Fund. The Fund's Board of Directors (the Board) and the Board's Investment Review and Contracts Committees monitor these services.

The independent Board members determined to approve the IMS Agreement based on the following factors:

In addition to portfolio management and investment research, RiverSource Investments and its affiliates provide portfolio trading, daily net asset value calculation, management of cash flows, product development, administration of its compliance and legal departments, access to distribution, accounting and recordkeeping, and reporting to the Board and shareholders. The Board also noted RiverSource Investments commitment to a culture that adheres to ethical business practice, assigns accountability to senior management and seeks to identify conflicts and propose appropriate action to minimize the risks posed by the conflicts. The Board concluded that the services to be provided are consistent with services provided by investment managers to comparable mutual funds.

The Board noted that RiverSource Investments will provide services to the Fund without payment of a management fee. Based on the foregoing, the Board determined to approve the IMS Agreement.


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16 RIVERSOURCE SHORT-TERM CASH FUND - 2007 SEMIANNUAL REPORT

                                                               S-6284 A (3/07)

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.   Submission of matters to a vote of security holders. Not applicable.

Item 11.   Controls and Procedures.

           (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

           (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     RiverSource Short-Term Investments Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   April 3, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   April 3, 2007





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   April 3, 2007